CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 10,481	$ 8,163
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of investment securities	(165)
Depreciation and amortization	1,685	1,422
Loss on disposal of premises and equipment	14
Provision for loan losses	901	1,577
Compensation expense for stock options	272	293
Net change in fair value of loans held for sale	13	(7)
Net change in fair value of derivative instruments	(111)	161
Net change in fair value of contingent assets		177
Gain on sale of OREO		(57)
SBA loan income	(1,448)
Proceeds from sale of loans	607,122	660,344
Loans originated for sale	(573,416)	(633,219)
Mortgage banking income	(26,167)	(26,187)
Increase in accrued interest receivable	(259)	(353)
Increase in other assets	276	(402)
Earnings from investment in life insurance	(290)	(300)
Deferred income tax (benefit) (Footnote 1)	(503)	(385)
Increase in accrued interest payable	783	89
Increase (decrease) in other liabilities (Footnote 1)	2,382	(286)
Net cash provided by operating activities	21,569	11,030
Activity in available-for-sale securities:
Maturities, repayments and calls	14,046	6,070
Sales	24,627	0
Purchases	(44,679)	(17,094)
Proceeds from sale of OREO		494
Settlement of forward contracts	(67)	109
(Increase) decrease in restricted stock	(1,070)	(188)
Net increase in loans	(135,188)	(146,119)
Purchases of premises and equipment	(746)	(1,639)
Proceeds from settlement of loans		2,766
Net cash used in investing activities	(143,077)	(155,601)
Cash flows from financing activities:
Net increase in deposits	99,038	125,021
Increase (decrease) in short term borrowings	9,376	12,750
Repayment of long term debt (FHLB advances)	(2,290)
Repayment of long term debt (Acquisition note)	(825)	(825)
Repayment of long term debt (Subordinated debt)	(7,432)	(4,069)
Proceeds from issuance of long term debt (Subordinated debt)	40,000
Debt issuance costs on Subordinated debt	(942)
Net purchase of treasury stock through publicly announced plans	(3)
Share based awards and exercises	6	140
Net cash provided by financing activities	136,927	133,017
Net change in cash and cash equivalents	15,419	(11,554)
Cash and cash equivalents at beginning of period	23,952	35,506
Cash and cash equivalents at end of period	39,371	23,952
Supplemental disclosure of cash flow information:
Interest	15,744	11,318
Income taxes	2,643	$ 2,735
Supplemental disclosure of cash flow information:
Transfers from loans and leases to real estate owned	120
Transfers from loans held for sale to loans held for investment	3,561
Net loans purchased, not settled	1,001
Net loans sold, not settled	$ (9,255)